UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22878

Rx Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor,  New York, NY 10105
 (Address of principal executive offices)                                                                                    (Zip code)

Eric M. Rubin, President, 1345 Avenue of the Americas, 2nd Floor,  New York, NY 10105
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code:  (646) 747-3477

Date of fiscal year end:         10/31

Date of reporting period:         07/31/15

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of July 31, 2015 are filed herewith.

RX Funds Trust (formerly, American Independence Funds Trust II) RX MAR Tactical Moderate Growth Fund	Schedule of Portfolio Investments July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 97.6%
International Equity Exchange Traded Products — 14.8%
iShares Currency Hedged MSCI Japan ETF	24,770	796,851
iShares MSCI All Country Asia-ex Japan ETF	14,565	863,267
iShares MSCI EMU ETF	22,814	882,674
WisdomTree Japan Hedged Equity Fund	1,536	88,243
		2,631,035

U.S. Equity Exchange Traded Products — 62.7%
iShares Core S&P Small-Cap ETF	7,560	883,764
SPDR S&P 500 ETF Trust	8,396	1,767,358
SPDR S&P MidCap 400 ETF Trust	31,256	8,548,203
		11,199,325

U.S. Fixed Income Exchange Traded Product — 20.1%
iShares Barclays MBS Bond Fund ETF	32,819	3,590,399
Total Exchange Traded Products (Cost $17,136,539)		17,420,759

Short-Term Investment — 1.9%
Money Market Fund — 1.9%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	340,831	340,831

Total Short-Term Investment (Cost $340,831)		340,831

Total Investments (Cost $17,477,370(b)) — 99.5%		$17,761,590

Other assets in excess of liabilities — 0.5%		95,516

NET ASSETS — 100.0%		$17,857,106

(a)	Represents the 7 day yield at 7/31/15.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$17,420,759	$—	$—	$17,420,759
Short-Term Investment	340,831	—	—	340,831
Total Investments	$17,761,590	$—	$—	$17,761,590

See Notes to Schedules of Portfolio Investments

RX Funds Trust (formerly, American Independence Funds Trust II) RX MAR Tactical Growth Fund	Schedule of Portfolio Investments July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 98.7%
International Equity Exchange Traded Products — 20.0%
iShares Currency Hedged MSCI Japan ETF	27,173	874,156
iShares MSCI All Country Asia-ex Japan ETF	15,989	947,668
iShares MSCI EMU ETF	25,029	968,372
WisdomTree Japan Hedged Equity Fund	18,516	1,063,744
		3,853,940

U.S. Equity Exchange Traded Products — 73.6%
iShares Core S&P Small-Cap ETF	16,585	1,938,787
SPDR S&P 500 ETF Trust	13,817	2,908,478
SPDR S&P MidCap 400 ETF Trust	34,289	9,377,699
		14,224,964

U.S. Fixed Income Exchange Traded Product — 5.1%
iShares Barclays MBS Bond Fund ETF	9,001	984,709
Total Exchange Traded Products (Cost $18,459,819)		19,063,613

Short-Term Investment — 1.7%
Money Market Fund — 1.7%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	328,389	328,389

Total Short-Term Investment (Cost $328,389)		328,389

Total Investments (Cost $18,788,208(b)) — 100.4%		$19,392,002
Liabilities in excess of other assets — (0.4)%		(73,657)

NET ASSETS — 100.0%		$19,318,345

(a)	Represents the 7 day yield at 7/31/15.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$19,063,613	$—	$—	$19,063,613
Short-Term Investment	328,389	—	—	328,389
Total Investments	$19,392,002	$—	$—	$19,392,002

See Notes to Schedules of Portfolio Investments

RX Funds Trust (formerly, American Independence Funds Trust II) Laffer Dividend Growth Fund	Schedule of Portfolio Investments July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.2%
Consumer Discretionary — 7.6%
Ford Motor Co.	35,253	522,802
Target Corp.	6,872	562,473
		1,085,275

Consumer Staples — 7.6%
Coca-Cola Co. (The)	13,792	566,576
Philip Morris International, Inc.	6,019	514,805
		1,081,381

Energy — 9.1%
Energy Transfer Partners LP	8,912	456,294
Kinder Morgan, Inc.	13,997	484,856
NGL Energy Partners LP	13,032	360,726
		1,301,876

Financials — 20.5%
BlackRock, Inc.	1,845	620,510
JPMorgan Chase & Co.	9,005	617,113
NorthStar Realty Finance Corp. REIT	37,086	593,376
Omega Healthcare Investors, Inc. REIT	15,781	572,219
W.P. Carey, Inc. REIT	8,558	523,664
		2,926,882

Health Care — 7.8%
Johnson & Johnson	5,602	561,376
Pfizer, Inc.	15,360	553,882
		1,115,258

Industrials — 11.4%
Boeing Co. (The)	4,131	595,566
Eaton Corp. PLC (a)	7,472	452,654
United Parcel Service, Inc., Class B	5,728	586,318
		1,634,538

Information Technology — 12.1%
Cisco Systems, Inc.	19,874	564,819
Microsoft Corp.	13,670	638,389
Paychex, Inc.	11,300	524,320
		1,727,528

Materials — 3.4%
LyondellBasell Industries NV, Class A (a)	5,262	493,734

Telecommunication Services — 7.6%
BCE, Inc. (a)	11,939	491,170
Vodafone Group PLC - ADR (a)	15,628	590,426
		1,081,596

Utilities — 8.1%
NextEra Energy, Inc.	5,646	593,959
WEC Energy Group, Inc.	11,502	563,598
		1,157,557

Total Common Stocks (Cost $13,521,019)		13,605,625

RX Funds Trust (formerly, American Independence Funds Trust II) Laffer Dividend Growth Fund	Schedule of Portfolio Investments July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 4.7%
Money Market Fund — 4.7%
Federated Government Obligations Fund, Institutional Shares, 0.01% (b)	677,130	677,130

Total Short-Term Investment (Cost $677,130)		677,130

Total Investments (Cost $14,198,149(c)) — 99.9%		$14,282,755
Other assets in excess of liabilities — 0.1%		13,695

NET ASSETS — 100.0%		$14,296,450

(a)	Foreign security incorporated outside the United States.

(b)	Represents the 7 day yield at 7/31/15.

(c)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,605,625	$—	$—	$13,605,625
Short-Term Investment	677,130	—	—	677,130
Total Investments	$14,282,755	$—	$—	$14,282,755

See Notes to Schedules of Portfolio Investments

Rx Funds Trust Notes to Schedules of Portfolio of Investments July 31, 2015 (Unaudited)

1. Organization:

Rx Funds Trust, formerly the American Independence Funds Trust II, (the “Trust”) is a Delaware business statutory trust that was organized on June 28, 2013, as an open-end, management investment company. The Trust currently consists of five series, or mutual funds, the Rx MAR Tactical Conservative Fund, the Rx MAR Tactical Moderate Growth Fund, the Rx MAR Tactical Growth Fund, the Rx MAR Tactical Aggressive Growth Fund and the American Independence Laffer Dividend Growth Fund.

The Trust is currently offering three of the five series, Rx MAR Tactical Moderate Growth Fund, Rx MAR Tactical Growth Fund and Laffer Dividend Growth Fund, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of each of the three active series (individually, a "Fund"; collectively, the "Funds").

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Funds each offer three classes of shares: Class A, Class C, and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of July 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Investments in Derivatives

The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. During the quarter ended July 31, 2015, there were no derivatives in any of the Funds.

Investments in Master Limited Partnerships (“MLP’s”):

The Laffer Dividend Growth Fund is subject to deferred tax risk by investing in MLP’s. Cash distributions from an MLP to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”). Increases in deferred tax liability will decrease NAV. Conversely, decreases in deferred tax liability will increase NAV. The Fund generally computes deferred income taxes based on the federal tax rate applicable to corporations, currently 35% and an assumed rate attributable to state taxes. A change in the federal tax rate applicable to corporations and, consequently, any change in the deferred tax liability of the Fund, may have a significant impact on the NAV of the Fund. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment income gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of these investments and general market conditions.

The Fund will rely to some extent on information provided by the MLP’s, which may not be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining NAV. From time to time, the Adviser may modify the estimates or an assumption regarding the Fund’s deferred tax liability as new information becomes available. The Fund’s estimates regarding its deferred tax liability are made in good faith; however, the daily estimate of the Fund’s deferred tax liability used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income taxed, if any, will be incurred over many years depending on if, and when, investment gains and losses are realized, the then current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV.

Investments in Business Development Companies (“BDC’s”):

The Laffer Dividend Growth Fund may invest in BDC’s which are subject to various risks, including management’s ability to meet the BDC’s investment objectives, and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds; they may trade in the secondary market at a discount to their net asset value.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Federal Income Tax Information:

At July 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Rx MAR Tactical Moderate Growth Fund	$17,157,146	$449,769	$(186,156)	$263,613
Rx MAR Tactical Growth Fund	18,823,620	729,744	(161,362)	568,382
Laffer Dividend Growth Fund	14,332,533	589,954	(639,732)	(49,778)

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

4. Subsequent Events:

Laffer Dividend Growth Fund Liquidation. On July 28, 2015, at the recommendation of the Adviser, the Trust’s Board of Trustees approved the closing and subsequent liquidation of the Laffer Dividend Growth Fund (the “Fund”). Accordingly, the Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders as of August 31, 2015.

Adviser Change in Control. As previously announced, American Independence, investment adviser to the Funds, announced that it had entered into a definitive agreement with FolioMetrix LLC (“FolioMetrix”), an SEC registered investment adviser headquartered in Nebraska, whereby FolioMetrix would merge with American Independence to create a new company (the “Merger”); which would be renamed RiskX Investments, LLC. The Merger was consummated on July 31, 2015. Therefore, effective July 31, 2015, the Investment Advisory Agreement between American Independence and the Trust, by its terms, and in accordance with certain provisions of the 1940 Act was terminated upon the Merger. In addition, each Investment Sub-Advisory Agreement was terminated. Shareholders should expect to receive a proxy statement during the month of September, 2015, which will provide a comparison of the previous advisory agreement and sub-advisory agreements to the respective proposed agreements. Effective August 1, 2015, the Adviser and Sub-Advisers are providing services under an Interim Advisory Agreement and Interim Sub-Advisory Agreements, respectively.

Rx MAR Tactical Conservative Fund and Rx MAR Tactical Aggressive Growth Fund. Effective August 5, 2015, the Rx MAR Tactical Conservative Fund and the Rx MAR Tactical Aggressive Growth Fund changed their names to the Rx Tactical Rotation Fund and Rx Traditional Allocation Fund, respectively, and commenced operations. Further details can be found in a supplement dated August 5, 2015.

Item 2. Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)            There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rx Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President and Chief Executive Officer

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President and Chief Executive Officer

Date: September 25, 2015

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer and Principal Financial and Accounting Officer

Date: September 25, 2015